Offerings	Sep. 11, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	3,430,000
Proposed Maximum Offering Price per Unit	15.24
Maximum Aggregate Offering Price	$ 52,273,200
Fee Rate	0.01476%
Amount of Registration Fee	$ 7,716
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of common stock which become issuable under the above-named plans by reason of any stock split, stock dividend, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of our common
stock.

(2)
Covers 3,430,000 additional shares of Viasat common stock available for issuance under the 1996 Plan, pursuant to an amendment and restatement of the 1996 Plan approved by the stockholders of Viasat on September 5, 2024.

(3)
The Proposed Maximum Offering Price Per Share has been estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The computation is based upon the average of the high and low prices of Viasat common stock as reported on the Nasdaq Global Select Market on September
4, 2024, because the offering price of the securities to be granted in the future is not currently determinable.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	377,500
Proposed Maximum Offering Price per Unit	15.24
Maximum Aggregate Offering Price	$ 5,753,100
Fee Rate	0.01476%
Amount of Registration Fee	$ 850
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of common stock which become issuable under the above-named plans by reason of any stock split, stock dividend, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of our common
stock.

(3)
The Proposed Maximum Offering Price Per Share has been estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The computation is based upon the average of the high and low prices of Viasat common stock as reported on the Nasdaq Global Select Market on September
4, 2024, because the offering price of the securities to be granted in the future is not currently determinable.

(4)	Covers 377,500 shares of Viasat common stock available for issuance under the Inducement Plan, which was approved by the Board of Directors of Viasat on September 5, 2024.
(5)	The Registrant does not have any fee offsets.